UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [   ]; Amendment Number: ___
        This Amendment (Check only one.): [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mangan & McColl Partners, LLC
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Address:  Bank of America Corporate Center
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          100 North Tryon Street, Suite 5130
          ----------------------------------
          Charlotte, North Carolina   28202
          ----------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph J. Schonberg
        -----------------------------------
Title:  Chief Financial Officer
        -----------------------------------
Phone:  (704) 376-0042
        -----------------------------------

Signature, Place, and Date of Signing:


/s/ Joseph J. Schonberg       Charlotte, North Carolina         August 9, 2006
-----------------------------------------------------------------------------
  [Signature]                     [City, State]                   [Date]

This will be the last filing on Form 13F for Mangan & McColl Partners, LLC as we are closing down operations as of July 31, 2006 and therefore will no longer hold any Section 13(f) securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                10
                                                 -------------

Form 13F Information Table Value Total:          $   52,771
                                                 -------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE


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


                                                Form 13F Information Table

    Column 1              Column 2  Column 3  Column 4        Column 5            Column 6         Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                Fair                              Investment
Name of Issuer            Title of   CUSIP     Market            Sh/   Put/       Discretion          Other      Voting Authority
                           Class               Value    Shares   Prn   Call   Sole  Shared  Other   Managers   Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
                                                                              (A)    (B)   (C)                (A)     (B)      (C)

ANDRX CORP                 COMMON  034553107    3,432   148,000   SH           X                     N/A      148,000

ARAMARK CORP               COMMON  038521100    5,827   176,000   SH           X                     N/A      176,000

BANK OF AMER CORP          COMMON  060505104    2,886    60,000   SH           X                     N/A       60,000

CARRAMERICA REALTY CORP    COMMON  144418100   14,033   315,000   SH           X                     N/A      315,000

CITIGROUP INC              COMMON  172967101    1,930    40,000   SH           X                     N/A       40,000

GTECH HOLDINGS CORP        COMMON  400518106   12,243   352,000   SH           X                     N/A      352,000

KINDER MORGAN INC KANS     COMMON  49455P101    5,594    56,000   SH           X                     N/A       56,000

MAVERICK TUBE CORP         COMMON  577914104    3,286    52,000   SH           X                     N/A       52,000

NISOURCE INC COM           COMMON  65473P105      874    40,000   SH           X                     N/A       40,000

NORTHWESTERN CORP          COMMON  668074305    2,666    77,600   SH           X                     N/A       77,600
